Note 6 - Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 6 - NOTES PAYABLE

Acquisition Note Payable

On June 17, 2013, Powerhouse One, LLC secured financing of $5,050,000 from Bridge Bank, National Association to acquire the membership interest (and the underlying solar arrays) of co-sellers, Vis Solis, Inc., a Tennessee limited liability company, and AstroSol, Inc., a Tennessee corporation. The note matures on June 17, 2017, and bears a fixed interest rate of 7.5% annually. Interest is paid monthly and principal is paid quarterly beginning in September 2013 based on an 11-year amortization schedule. Covenants include the maintenance of a restricted cash account, routine reporting, and a minimum debt service coverage ratio calculated separately for Powerhouse One of not less than 1.10:1, measured quarterly following the first anniversary of the debt. The debt also restricts the payment of dividends, and it is secured by all the assets of Powerhouse and further guaranteed by Principal Solar, Inc.

In conjunction with the acquisition note payable, warrants to purchase 37,763 shares of Common Stock were issued to Bridge Bank with an exercise price of $4.00 and a contractual life of 10 years. The value of the warrants issued in connection with this debt, as determined using the Black-Scholes model, was $81,449 and is recorded as a discount to the debt. The discount is being amortized as interest expense over the life of the note.

The Bridge Bank warrants have cashless exercise rights, redemption rights providing the Company the right to redeem the warrants for $604,200, anti-dilution rights associated with offerings of equity securities, a term expiring on the first to occur of (i) the 10 year anniversary of the grant, (ii) the closing of the Company’s initial public offering (which is being affected pursuant to Registration Statement on Form S-1), or (iii) the liquidation of the Company (each a “Termination Event”). In each case, unless exercised earlier, the warrants are automatically exercised on a cashless basis upon a Termination Event.  The Company also provided the holder registration rights in connection with the grant of the warrants.

Convertible Debenture

On March 2, 2015, the Company entered into a convertible loan agreement with Alpha Capital Anstalt ("Alpha") to borrow $1,250,000 (the "Loan"). The Loan is convertible into shares of Common Stock at a rate of $4.00 per share, bears interest at a rate of 8.0% per annum, all principal and interest is due on September 2, 2015, and the loan is secured by the assets of the Company and its subsidiaries (excluding Powerhouse One and all interest in its operations, its assets, and proceeds or distributions therefrom). The loan also contains certain "down round" protection that, due to the loan's short maturity, the prohibition in the debenture of issuing further debt, and managements assessment of the probability of issuing future convertible debt below $4.00 as remote, no separate value has been assigned to this aspect of the debt. The principal and accrued interest amounts on the Loan are convertible at any time into shares of Common Stock at a rate of $4.00 per share. In connection with the Loan, the Company granted Alpha 234,375 warrants (See NOTE 8 - DERIVATIVE LIABILITY ON WARRANTS).

Convertible Notes Payable, Related Parties

In June 2014, the Company issued convertible notes of $250,000 each to two of its Board members, Messrs. Heller and Marmol, to fund deposits on potential future acquisitions. Such potential acquisitions remain subject to significant uncertainties including due diligence, obtaining construction and permanent financing, and negotiating PPAs, developer agreements, and interconnection agreements. The notes bear interest at a rate of 18% per year and matured on December 5, 2014, and all principal and interest was due at maturity. Principal and interest is payable in cash or shares of Common Stock, at the option of the holder, at a conversion price of $4.00 per share. The notes were secured pursuant to a security agreement by the Company's interest in the otherwise unencumbered net cash flow, if any, from the operations of its Powerhouse One subsidiary. The Company may prepay the notes at any time, but the holders of the notes were guaranteed to receive a minimum of six months interest on the notes.

On February 27, 2015 (made effective on the original maturity date), the notes were modified to extend the maturity date to September 30, 2015, to reduce the interest rate from 18% to 12% per annum, and to eliminate all collateral securing the notes. All other aspects of the notes remained unchanged.

On December 1, 2014, Michael Gorton, the Company's Chief Executive Officer, loaned to the Company pursuant to a convertible promissory note the amount of $130,000. The note initially would have matured on June 30, 2015, bears interest at a rate of 12% per annum, is convertible into shares of our Common Stock at a price of $6.00 per share, and was secured by a claim on proceeds, if any, of a solar project being acquired (PS IV). The notes can be prepaid at any time prior to maturity without penalty. On February 27, 2015, the note was modified to extend the maturity date to September 30, 2015, and eliminate all collateral securing the note. All other aspects of the note remained unchanged.

In January 2015, the Company issued a convertible note to an unrelated party in the amount of $50,000. The note bears interest at a rate of 12% per year and matures on July 31, 2015, and all principal and interest is due at maturity. Principal and interest is payable in cash or shares of Common Stock, at the option of the holder, at a conversion price of $6.00 per share. The notes are secured pursuant to a security agreement by our interest in proceeds, if any, stemming from our interest in PS IV. The Company may prepay the notes at any time without penalty.

NOTE 6 - NOTES PAYABLE

Acquisition Note Payable

On June 17, 2013, Powerhouse One, LLC secured financing of $5,050,000 from Bridge Bank, National Association to acquire the membership interest (and the underlying solar arrays) of Co-Sellers. The note matures on June 17, 2017, and bears a fixed interest rate of 7.5% annually. Interest is paid monthly and principal is paid quarterly beginning in September 2013 based on an 11-year amortization schedule. Covenants include the maintenance of a restricted cash account, routine reporting, and a minimum debt service coverage ratio calculated separately for Powerhouse One of not less than 1.10:1, measured quarterly following the first anniversary of the debt. The debt also restricts the payment of dividends, and it is secured by all the assets of Powerhouse, guaranteed by Principal Solar, Inc., and is further secured by a pledge by Principal Solar, Inc. of its membership interest in Powerhouse.

Principal payments over the following years are as follows:

2015	$249,816
2016	280,056
2017	4,173,164
Total principal payments	4,703,036
Unrecognized discount	(50,057)
Note payable at December 31, 2014	$4,652,979

In conjunction with the acquisition note payable, warrants to purchase 37,763 shares of Common Stock were issued to Bridge Bank with an exercise price of $4.00 and a contractual life of 10 years. The value of the warrants issued in connection with this debt, as determined using the Black-Scholes model, was $81,449 and is recorded as a discount to the debt. The discount is being amortized as interest expense over the life of the note, including $20,363 and $11,030 in 2014 and 2013, respectively. The assumptions used to value the warrants were as follows:

Estimated fair value	$2.16
Expected life (years)	5.26
Risk free interest rate	1.27%
Volatility	211.91%

The Bridge Bank warrants have cashless exercise rights, redemption rights providing the Company the right to redeem the warrants for $604,200, anti-dilution rights associated with offerings of equity securities, a term expiring on the first to occur of (i) the 10 year anniversary of the grant, (ii) the closing of the Company’s initial public offering (which is being affected pursuant to Registration Statement on Form S-1), or (iii) the liquidation of the Company (each a “Termination Event”). In each case, unless exercised earlier, the warrants are automatically exercised on a cashless basis upon a Termination Event.  The Company also provided the holder registration rights in connection with the grant of the warrants.

Convertible Notes Payable, Related Parties

In June 2014, the Company issued convertible notes of $250,000 each to two of its Board members, Messrs. Heller and Marmol, to fund deposits on potential future acquisitions. Such potential acquisitions remain subject to significant uncertainties including due diligence, obtaining construction and permanent financing, and negotiating PPAs, developer agreements, and interconnection agreements. The notes bear interest at a rate of 18% per year and matured on December 5, 2014, and all principal and interest was due at maturity. Principal and interest is payable in cash or shares of Common Stock, at the option of the holder, at a conversion price of $4.00 per share. The notes were secured pursuant to a security agreement by the Company's interest in the otherwise unencumbered net cash flow, if any, from the operations of its Powerhouse One subsidiary. The Company may prepay the notes at any time, but the holders of the notes were guaranteed to receive a minimum of six months interest on the notes.

On February 27, 2015 (made effective on the original maturity date), the notes were modified to extend the maturity date to September 30, 2015, to reduce the interest rate from 18% to 12% per annum, and to eliminate all collateral securing the notes. All other aspects of the notes remained unchanged.

On December 1, 2014, Michael Gorton, the Company's Chief Executive Officer, loaned to the Company pursuant to a convertible promissory note the amount of $130,000. The note initially matured on June 30, 2015, bears interest at a rate of 12% per annum, is convertible into shares of our Common Stock at a price of $6.00 per share, and was secured by a claim on proceeds, if any, of a solar project being acquired (IS 46). The notes can be prepaid at any time prior to maturity without penalty. On February 27, 2015, the note was modified to extend the maturity date to September 30, 2015, and eliminate all collateral securing the note. All other aspects of the note remained unchanged.